INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 221,910	$ 212,343	$ 295,709	$ 211,067